UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:                  Salzman & Co., Inc.
   Address:               One Landmark Square
                          Suite 650
                          Stamford, CT 06901

   Form 13F File Number:  028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Stephen B. Salzman
   Title:  CEO/President
   Phone:  203-302-2701

   /s/ Stephen B. Salzman          Stamford, CT           February 14, 2012
   ------------------------        -------------           -----------------
   Signature                       City, State             Date


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        17

Form 13F Information Table Value Total (in thousands):   $222,149


List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2   Column 3  Column 4         Column 5         Column 6   Column 7         Column 8
----------------------------  --------  ---------  --------  ---------------------  ----------  --------  ----------------------
                               TITLE
                                 OF                 VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP    (X$1000)  PRN AMT   PRN    CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------------------  --------  ---------  --------  -------   ---    ----  ----------  --------  -------  ------ ------
AMERICAN INTERNATIONAL GROUP   COMM    026874784   18,133      513,670  SH             Sole                  513,670
APPLIED MATERIALS INC          COMM    038222105    8,101      708,130  SH             Sole                  708,130
BANK OF NEW YORK MELLON CORP   COMM    064058100   13,845      538,718  SH             Sole                  538,718
CSX CORP                       COMM    126408103   11,716      593,801  SH             Sole                  593,801
DIRECTV                        COMM    25490A309   13,329      265,720  SH             Sole                  265,720
DOLLAR TREE STORES INC         COMM    256746108    8,362      206,158  SH             Sole                  206,158
GENERAL DYNAMICS CORP          COMM    369550108    7,285      105,164  SH             Sole                  105,164
HALLIBURTON CO                 COMM    406216101   12,769      368,084  SH             Sole                  368,084
MORGAN STANLEY                 COMM    617446448   15,423      806,652  SH             Sole                  806,652
NATIONAL OILWELL VARCO INC     COMM    637071101   21,430      313,537  SH             Sole                  313,537
PRICELINE.COM INC              COMM    741503403   13,971       22,519  SH             Sole                   22,519
ROSS STORES INC                COMM    778296103    3,518       65,047  SH             Sole                   65,047
SCHLUMBERGER LTD               COMM    806857108   19,574      282,462  SH             Sole                  282,462
SCHWAB (CHARLES) CORP          COMM    808513105   17,402    1,211,859  SH             Sole                1,211,859
TD AMERITRADE HOLDING CORP     COMM    87236Y108   17,145    1,019,945  SH             Sole                1,019,945
TEXAS INSTRUMENTS INC          COMM    882508104    5,222      169,064  SH             Sole                  169,064
WELLS FARGO & COMPANY          COMM    949746101   14,924      436,637  SH             Sole                  436,637